FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2022 $ / shares	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Aug. 13, 2021
Common stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	10.15	9.97	9.97	10.00
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	11.50	11.50	11.50	11.50
Term to Business Combination (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	4.12	4.61		5.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	11.8	9.1		19.0
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	3.00	1.20		0.81
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0.19	0.44		1.20